Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 4.0%
BlueScope Steel Ltd.	767,500	$ 11,144,984
Charter Hall Group, REIT	565,332	4,721,050
Omni Bridgeway Ltd. (A)(B)	2,224,069	1,470,482
Qantas Airways Ltd. (A)	1,863,900	7,896,344
Seven Group Holdings Ltd.	94,100	2,414,318
Whitehaven Coal Ltd.	409,600	2,067,848
		29,715,026
Austria - 0.5%
ams-OSRAM AG (A)	1,502,000	2,016,674
Strabag SE	32,500	1,361,200
Strabag SE (C)	8,125	339,421
		3,717,295
Belgium - 3.6%
Barco NV (B)	300,934	3,887,202
D'ieteren Group	55,608	12,779,728
Fagron	205,448	4,227,471
Groupe Bruxelles Lambert NV	79,727	5,949,954
		26,844,355
Denmark - 2.3%
Scandinavian Tobacco Group AS (D)	765,228	11,208,636
Schouw & Co. AS	75,167	6,202,689
		17,411,325
Finland - 0.8%
Enento Group OYJ (D)	160,500	2,971,441
Raisio OYJ, V Shares	1,383,783	3,070,078
		6,041,519
France - 4.7%
Coface SA	485,100	7,344,194
Elis SA	541,500	12,522,370
ICADE, REIT (B)	74,700	1,660,277
Kaufman & Broad SA	202,629	6,929,637
Virbac SACA	17,200	6,547,584
		35,004,062
Germany - 5.7%
Bertrandt AG	35,709	1,035,714
Borussia Dortmund GmbH & Co. KGaA (A)	485,480	1,915,188
BRANICKS Group AG (A)(B)	436,078	1,010,796
DWS Group GmbH & Co. KGaA (D)	118,400	4,477,475
Elmos Semiconductor SE	52,800	4,315,908
Gerresheimer AG	138,300	14,298,463
K&S AG	283,000	3,645,791
SAF-Holland SE	448,017	9,165,085
Takkt AG	272,413	3,154,563
		43,018,983
Greece - 1.3%
Motor Oil Hellas Corinth Refineries SA	371,651	9,473,318
Hong Kong - 1.5%
ASMPT Ltd.	774,400	8,096,783
	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Great Eagle Holdings Ltd.	1,524,493	$ 2,081,332
Pacific Textiles Holdings Ltd.	6,319,600	1,359,614
		11,537,729
Ireland - 3.7%
Bank of Ireland Group PLC	1,549,700	17,550,253
C&C Group PLC	1,259,685	2,591,022
Smurfit WestRock PLC	176,610	7,919,192
		28,060,467
Italy - 4.6%
BFF Bank SpA (D)	891,500	10,077,206
Buzzi SpA	260,200	10,200,892
Danieli & C Officine Meccaniche SpA	151,290	4,361,471
doValue SpA (A)(B)(D)	386,900	809,414
Prysmian SpA	111,352	7,654,837
Saras SpA	833,400	1,442,235
		34,546,055
Japan - 30.4%
A&D HOLON Holdings Co. Ltd.	153,200	2,838,222
Air Water, Inc.	357,900	5,257,932
Capcom Co. Ltd.	759,800	16,232,303
CKD Corp.	305,300	6,097,337
DTS Corp.	336,700	9,733,606
Fuji Corp.	413,900	6,921,592
Fukushima Galilei Co. Ltd.	114,600	5,152,768
FULLCAST Holdings Co. Ltd.	129,600	1,298,239
Furyu Corp.	142,000	1,013,960
GMO internet group, Inc.	341,100	5,651,498
Hikari Tsushin, Inc.	48,700	9,119,284
Horiba Ltd.	139,700	11,056,587
Hosokawa Micron Corp.	97,500	2,637,087
Japan Petroleum Exploration Co. Ltd.	131,300	5,413,850
Kadokawa Corp.	204,600	3,783,619
Kumiai Chemical Industry Co. Ltd.	682,100	3,588,266
MatsukiyoCocokara & Co.	300,900	4,907,045
MEITEC Group Holdings, Inc.	308,700	6,970,468
Nakanishi, Inc.	523,100	9,036,434
Nextage Co. Ltd. (B)	144,000	1,960,553
Nichiha Corp.	268,800	6,721,114
Nippon Parking Development Co. Ltd. (B)	2,314,700	3,183,187
Organo Corp.	133,100	6,036,763
Paramount Bed Holdings Co. Ltd.	374,700	6,309,166
PCA Corp.	370,500	5,072,003
Rohto Pharmaceutical Co. Ltd.	413,700	9,717,363
RS Technologies Co. Ltd.	46,500	1,003,467
Sanwa Holdings Corp.	875,400	18,751,273
Square Enix Holdings Co. Ltd.	274,300	9,263,638
Takasago Thermal Engineering Co. Ltd.	292,100	11,503,747
Token Corp.	75,900	5,996,840
Topcon Corp.	325,100	3,362,536
USS Co. Ltd.	1,117,800	10,082,005
Wakita & Co. Ltd.	341,300	3,811,849
Yonex Co. Ltd.	620,700	9,065,944
		228,551,545
Transamerica Series Trust

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Netherlands - 4.6%
Euronext NV (D)	84,280	$ 8,520,956
Koninklijke Vopak NV	211,700	9,457,290
Van Lanschot Kempen NV	384,100	16,623,576
		34,601,822
Norway - 3.6%
ABG Sundal Collier Holding ASA	5,410,027	3,262,697
Aker ASA, Class A	128,400	7,532,157
Kongsberg Gruppen ASA	116,300	11,694,503
Protector Forsikring ASA	220,200	4,550,651
		27,040,008
Republic of Korea - 2.1%
Eugene Technology Co. Ltd.	284,109	9,554,526
Gradiant Corp.	104,743	956,083
Value Added Technology Co. Ltd.	271,200	5,084,781
		15,595,390
Spain - 2.6%
Cia de Distribucion Integral Logista Holdings SA	428,964	12,703,411
Fluidra SA	112,400	2,504,128
Vidrala SA	39,443	4,104,928
		19,312,467
Sweden - 2.6%
Cloetta AB, B Shares	2,783,600	5,973,101
Husqvarna AB, B Shares	730,800	4,935,198
Nobia AB (A)	3,412,000	1,674,803
Ratos AB, B Shares	521,200	1,676,998
Trelleborg AB, B Shares	142,200	5,284,517
		19,544,617
Switzerland - 2.3%
Swissquote Group Holding SA	55,476	17,693,922
United Kingdom - 17.4%
Bellway PLC	334,100	12,267,451
Burberry Group PLC	348,100	3,483,721
Clarkson PLC	160,300	9,345,443
Domino's Pizza Group PLC	1,209,900	5,030,922
Howden Joinery Group PLC	754,200	9,118,421
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
IG Group Holdings PLC	1,002,235	$ 12,103,695
Inchcape PLC	400,500	4,355,615
Informa PLC	1,021,127	11,411,273
Intermediate Capital Group PLC	321,635	9,078,705
Lancashire Holdings Ltd.	704,100	5,738,689
Morgan Sindall Group PLC	124,500	4,598,602
Oxford Metrics PLC	965,800	1,142,258
Redrow PLC	1,673,700	16,056,662
Savills PLC	608,500	9,981,604
Schroders PLC	906,200	4,579,458
Vistry Group PLC (A)	597,300	10,638,712
Zigup PLC	265,568	1,449,665
		130,380,896
Total Common Stocks (Cost $581,882,082)		738,090,801
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (E)	5,424,691	5,424,691
Total Other Investment Company (Cost $5,424,691)		5,424,691

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.50% (E), dated 07/31/2024, to be repurchased at $9,380,846 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $9,567,821.	$ 9,380,194	9,380,194
Total Repurchase Agreement (Cost $9,380,194)		9,380,194
Total Investments (Cost $596,686,967)		752,895,686
Net Other Assets (Liabilities) - (0.2)%		(1,844,310)
Net Assets - 100.0%		$ 751,051,376
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$7,919,192	$730,171,609	$—	$738,090,801
Other Investment Company	5,424,691	—	—	5,424,691
Repurchase Agreement	—	9,380,194	—	9,380,194
Total Investments	$13,343,883	$739,551,803	$—	$752,895,686
Transamerica Series Trust

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $10,191,454, collateralized by cash collateral of $5,424,691 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,324,480. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2024, the total value of the securities is $339,421, representing 0.0% of the Fund’s net assets.
(D)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $38,065,128, representing 5.1% of the Fund's net assets.

(E)	Rate disclosed reflects the yield at July 31, 2024.
(F)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica International Small Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust